SUBSCRIPTION AGREEMENT LOANS (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended
	Feb. 17, 2025	Dec. 18, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 02, 2025	Apr. 24, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original issue discount percentage								5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Shares issued			49,525,970	49,525,970						27,601,767
Loss on extinguishment of debt			$ 364,109	$ 364,109
Blackstone Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 500,000
Original issue discount percentage		20.00%
Maturity date		Jun. 01, 2025
Gross proceeds		$ 5,000,000
Original issue discount percentage		10.00%
Blackstone Subscription Agreement [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 500,000
Original issue discount percentage		20.00%
Maturity date		Jun. 01, 2025
Gross proceeds		$ 5,000,000
Original issue discount percentage		10.00%
Amended Blackstone Subscription Agreement [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 423,474
Commitment shares issued						1,795,000
Fair value	$ 437,888
Blackstone Capital Advisors [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							625,000
Excess payement for waiver of right to penalty							$ 60,000
Subscription Agreement Loan Fair Value [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan balance			525,344	525,344
First And Second Subscription Agreement [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan balance			$ 1,500,000	$ 1,500,000